Restricted Stock and Warrants (Details) - Schedule of weighted average remaining contractual life of warrants outstanding - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants Outstanding	94,973,989	217,085,783	15,922,044
Warrants Exercisable	94,973,989	217,085,783	15,922,044
0.02 [Member]
Class of Warrant or Right [Line Items]
Exercisable Prices (in Dollars per share)	$ 0.02	$ 0.02
Warrants Outstanding	600,000	600,000
Warrants Exercisable	600,000	600,000
Weighted Average Remaining Contractual Life (years)	3 years 11 months 1 day
0.05 [Member]
Class of Warrant or Right [Line Items]
Exercisable Prices (in Dollars per share)	$ 0.05	$ 0.05
Warrants Outstanding	25,200,000	125,698,340	9,800,000
Warrants Exercisable	25,200,000	125,698,340	9,800,000
Weighted Average Remaining Contractual Life (years)	5 months 1 day	1 month 20 days
0.10 [Member]
Class of Warrant or Right [Line Items]
Exercisable Prices (in Dollars per share)	$ 0.1	$ 0.1
Warrants Outstanding	10,965,000	67,292,670	6,000,000
Warrants Exercisable	10,965,000	67,292,670	6,000,000
Weighted Average Remaining Contractual Life (years)		1 month 20 days	10 months 17 days
0.25 [Member]
Class of Warrant or Right [Line Items]
Exercisable Prices (in Dollars per share)	$ 0.25	$ 0.25
Warrants Outstanding	10,006,000	13,206,000
Warrants Exercisable	10,006,000	13,206,000
Weighted Average Remaining Contractual Life (years)		1 year 6 months
0.0275 [Member]
Class of Warrant or Right [Line Items]
Exercisable Prices (in Dollars per share)	$ 0.0275	$ 0.0275
Warrants Outstanding	8,727,273	8,727,273
Warrants Exercisable	8,727,273	8,727,273
Weighted Average Remaining Contractual Life (years)	8 years 7 months 28 days
0.125 [Member]
Class of Warrant or Right [Line Items]
Exercisable Prices (in Dollars per share)	$ 0.125
Warrants Outstanding	37,914,216		122,044
Warrants Exercisable	37,914,216		122,044
Weighted Average Remaining Contractual Life (years)			7 months 13 days
1.00 [Member]
Class of Warrant or Right [Line Items]
Exercisable Prices (in Dollars per share)	$ 1	$ 1
Warrants Outstanding	1,561,500	1,561,500
Warrants Exercisable	1,561,500	1,561,500
Weighted Average Remaining Contractual Life (years)		2 years 6 months
Minimum [Member] | 0.02 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)		4 years 8 months 1 day
Minimum [Member] | 0.05 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)			10 months 17 days
Minimum [Member] | 0.10 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	2 months 15 days
Minimum [Member] | 0.25 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	1 year 3 months
Minimum [Member] | 0.0275 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)		9 years 4 months 28 days
Minimum [Member] | 0.125 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	4 years 2 months 19 days
Minimum [Member] | 1.00 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	1 year 9 months
Maximum [Member] | 0.05 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)		1 year 1 month 28 days	1 year
Maximum [Member] | 0.10 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	439 years	8 months 26 days
Maximum [Member] | 0.25 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	4 years 6 months	5 years
Maximum [Member] | 0.125 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	4 years 11 months 26 days
Maximum [Member] | 1.00 [Member]
Class of Warrant or Right [Line Items]
Weighted Average Remaining Contractual Life (years)	2 years 2 months 15 days	2 years 8 months 26 days